5. LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Components of loans
	December 31,	December 31,
	2017	2016
	RMB	RMB
Loans to CeraVest borrowers	1,090,497	2,631,690
Loans to other borrowers	788,639	─
Less: Provision for credit losses	(28,135)	(35,337)
Less: Deferred loan origination fees	─	(20,636)

Loans, net	1,851,001	2,575,717

Carrying amount of the loans
December 31, 2017	Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB

Gross loans	1,235,790	472,800	170,546	1,879,136
Less: Provision for credit losses	(3,020)	(11,341)	(13,774)	(28,135)
Loans, net	1,232,770	461,459	156,772	1,851,001

December 31, 2016	Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB

Gross loans	2,290,441	145,241	196,008	2,631,690
Less: Provision for credit losses	(6,529)	(4,942)	(23,866)	(35,337)
Less: Deferred loan origination fees	(20,636)	─	─	(20,636)
Loans, net	2,263,276	140,299	172,142	2,575,717

Movement of provision for credit losses
	December 31,	December 31,
	2017	2016
	RMB	RMB

Balance at beginning of year	(35,337)	(16,945)
(Addition)/Reversal	7,202	(18,392)
Balance at ending of year	(28,135)	(35,337)